Debentures (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Debentures
Total	R$ 313,324
Current	27,183
Non-current	R$ 286,141
Series - Single
Debentures
Issue date	March-2013
Maturity	March-2025
Annual financial charges (%)	IPCA + 6%
Total	R$ 216,968
Series - Single
Debentures
Issue date	September-2013
Maturity	March-2025
Annual financial charges (%)	126,5% of CDI
Total	R$ 96,356